Derivative Instruments (Details) - Schedule of assumptions to estimate the fair value - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2021	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Assumptions To Estimate The Fair Value Abstract
Stock price	$ 18.05	$ 15.53	$ 18.28
Exercise price	$ 11.5	$ 11.5	$ 11.5
Volatility	45.80%	49.50%	46.00%
Expected term (years)	5 years	4 years 2 months 12 days	4 years 8 months 12 days
Risk-free interest rate	0.79%	3.00%	1.21%